Comprehensive Income and Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 Equity Forward Agreements [Member]	Dec. 31, 2013 Equity Forward Agreements [Member]	Jun. 29, 2013 Equity Forward Agreements [Member]	Feb. 03, 2014 Subscription Agreement [Member]	Dec. 31, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2012 Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2011 Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2013 Currency Translation Adjustment [Member]	Dec. 31, 2013 Unrealized Gains (Losses) on Available-for-Sale Investments [Member]	Dec. 31, 2013 Unrealized Gains (Losses) on Available-for-Sale Investments [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2012 Unrealized Gains (Losses) on Available-for-Sale Investments [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2011 Unrealized Gains (Losses) on Available-for-Sale Investments [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2013 Unrealized Gains (Losses) on Hedging Instruments [Member]	Dec. 31, 2013 Unrealized Gains (Losses) on Hedging Instruments [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2012 Unrealized Gains (Losses) on Hedging Instruments [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2011 Unrealized Gains (Losses) on Hedging Instruments [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2013 Pension and Other Postretirement Benefit Liability Adjustment [Member]	Dec. 31, 2013 Pension and Other Postretirement Benefit Liability Adjustment [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2012 Pension and Other Postretirement Benefit Liability Adjustment [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]	Dec. 31, 2011 Pension and Other Postretirement Benefit Liability Adjustment [Member] Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Items, Beginning Balance				$ (150.4)					$ (150.4)										$ 87.4	$ 7.7				$ (32.9)				$ (212.6)
Other comprehensive income (loss) before reclassifications									70.2										24.6	1.6				5.8				38.2
Amounts reclassified from accumulated other comprehensive items									3.0											(8.0)				3.2				7.8
Total other comprehensive items									73.2	249.1	(443.1)								24.6	(6.4)				9.0				46.0
Accumulated Other Comprehensive Items, Ending Balance	(77.2)				(150.4)				(77.2)	(150.4)									112.0	1.3				(23.9)				(166.6)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Expense, Net									290.1	212.7	118.0										(10.5)	0	0.1		5.4	5.3	2.1
Net Periodic Benefit Cost - Amortization of Actuarial Losses																													11.5	6.9	3.1
Net Periodic Benefit Cost - Amortization of Prior Service Benefit																													(0.1)	(0.1)	(0.1)
Total Before Tax									(1,319.5)	(1,269.4)	(1,132.8)																		11.4	6.8	3.0
Provision for Income Taxes									40.4	11.0	109.4										2.5	0	0		(2.2)	(2.0)	(0.8)		(3.6)	(2.4)	(1.1)
Net of Tax	$ (342.1)	$ (317.6)	$ (277.4)	$ (336.2)	$ (376.4)	$ (290.4)	$ (233.8)	$ (277.3)	$ (1,273.3)	$ (1,177.9)	$ (1,329.9)					$ 3.0	$ 7.7	$ 3.3			$ (8.0)	$ 0	$ 0.1		$ 3.2	$ 3.3	$ 1.3		$ 7.8	$ 4.4	$ 1.9
Class of Stock Disclosures [Abstract]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	43,640,460								43,640,460
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000				50,000				50,000	50,000
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100				$ 100				$ 100	$ 100
Common Stock, Call or Exercise Features									Shareholder Rights Plan The company has distributed rights under a shareholder rights plan adopted by the company’s Board of Directors to holders of outstanding shares of the company’s common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock, $100 par value, at a purchase price of $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock. In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company’s assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock. At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.
Forward Contract Indexed to Issuer's Equity [Line Items]
Forward Contract Indexed to Issuer's Equity, Shares Borrowed and Sold by Counterparties, Shares														29,600,000
Forward Contract Indexed to Issuer's Equity, Shares Under Agreement														29,600,000
Forward Contract Indexed to Issuer's Equity, Shares Borrowed and Sold by Counterparty, Price per Share														$ 85.5
Forward Contract Indexed to Issuer's Equity, Initial Forward Rate Per Share														$ 83.277
Forward Contract Indexed to Issuer's Equity, Current Forward Rate Per Share												$ 82.5342			$ 94.85
Forward Contract Indexed To Issuer's Equity, Settlement Date													Jan. 31, 2014
Shares issued												29,600,000			5,300,000